Additional Information - Condensed Financial Statements (Condensed Statements of Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Statement of Income Captions [Line Items]
Revenues	$ 598,399	$ 600,672	$ 733,872
Cost of revenues	165,833	145,757	191,573
Gross profit	432,566	454,915	542,299
Operating expenses:
General and administrative	50,910	48,934	56,920
Operating loss	(109,401)	(87,310)	(873)
Non-operating income/(expense)	22,144	35,746	17,643
Loss before income tax expense	(48,168)	(5,650)	40,605
Income tax expense	52,070	60,420	57,946
Net loss	(100,269)	(30,379)	(17,343)
Other comprehensive loss	(11,669)	(13,643)	(83,982)
Comprehensive loss	(111,938)	(44,022)	(101,325)
Sohu.com Limited [Member]
Condensed Statement of Income Captions [Line Items]
Revenues	0	0	0
Cost of revenues	0	0	0
Gross profit	0	0	0
Operating expenses:
General and administrative	2,514	2,193	2,206
Operating loss	(2,514)	(2,193)	(2,206)
Loss from subsidiaries	(83,009)	(15,712)	(213)
Non-operating income/(expense)	554	376	(7,390)
Loss before income tax expense	(84,969)	(17,529)	(9,809)
Income tax expense	15,300	12,850	7,534
Net loss	(100,269)	(30,379)	(17,343)
Other comprehensive loss	(11,669)	(13,643)	(83,982)
Comprehensive loss	$ (111,938)	$ (44,022)	$ (101,325)